Cover	Mar. 28, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 28, 2023
Entity Registrant Name	9 Meters Biopharma, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37797
Entity Tax Identification Number	27-3948465
City Area Code	919
Local Phone Number	275-1933
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock $0.0001 Par Value
Trading Symbol	NMTR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001551986
Amendment Flag	false
Entity Addresses [Line Items]
Entity Address, Address Line One	4509 Creedmoor Road
Entity Address, Address Line Two	Suite 201
Entity Address, City or Town	Raleigh
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27612
Former Address
Entity Addresses [Line Items]
Entity Address, Address Line One	8480 Honeycutt Road
Entity Address, Address Line Two	Suite 120
Entity Address, City or Town	Raleigh
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27615